Summary of Significant Accounting Policies and Practices (Details) - Schedule of purchased shares $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Purchased Shares Abstract
Total Selling Price	$ 1,700
Total Assets	110,201
Total Liabilities	(95,446)
Net Assets Disposed	16,189
Income from disposal of discontinued operations	811
Total Purchase Price	17,000
Cash and cash equivalents	4,942
Accounts receivable	2,509
Inventories	16,424
Prepaid expenses and other current assets	82,660
Fixed assets	3,059
Long term investment	607
Accounts payable and accrued liabilities	(94,644)
Tax recovery	972
Leasing liabilities	(1,774)
Accumulated Other Comprehensive Income	1,434
Net Assets Sold:	16,189
Gain on disposal	$ 811